Summary Of Significant Accounting Policies (Schedule Of Computation Of Earnings Per Share) (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	207,097	230,769	463,200	120,000